Contents of Significant Accounts - Summary of Disaggregation of Revenue by The Timing of Revenue Recognition (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 222,533,000	$ 278,705,264	$ 213,011,018
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	220,283,306	276,175,120	211,074,982
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 2,249,694	$ 2,530,144	$ 1,936,036